INCOME TAXES - Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
INCOME TAXES
Current income tax recovery	$ (782,752)	$ (1,340,844)	$ (958,210)
Deferred income tax expenses	322,897		406,064
Total	$ (459,855)	$ (1,340,844)	$ (552,146)